CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash and short-term, highly liquid investments with maturity dates of less than three months when acquired that are readily convertible to cash and which are subject to an insignificant risk of changes in value. Counterparties and instruments used to hold the Group’s cash and cash equivalents are continually assessed, with a focus on preservation of capital and liquidity. Bank overdrafts are classified as current portion of borrowings in the consolidated statement of financial position.
The following table summarises the cash and cash equivalents outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Cash at banks and on hand	304	279
Short-term deposits and securities	56	107
Total cash and cash equivalents	360	386
Cash and cash equivalents are held in the following currencies:

	31 December 2017	31 December 2016
	€ million	€ million
Euro	248	272
US dollar	27	23
British pound	30	25
Norwegian krone	34	54
Swedish krona	8	2
Other	13	10
Total cash and cash equivalents	360	386

There are no material restrictions on the Group’s cash and cash equivalents.